CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES
Securities Litigation

On December 5, 2018, a putative securities fraud class action lawsuit was filed against us and our chief executive officer, chief financial officer and chief operating officer in the United States District Court for the District of Kansas, captioned Yellowdog Partners, LP v. CURO Group Holdings Corp., Donald F. Gayhardt, William Baker and Roger W. Dean, Civil Action No. 18-2662. The complaint alleges that we and the individual defendants violated Section 10(b) of the Exchange Act and that the individual defendants also violated Section 20(a) of the Exchange Act as “control persons” of CURO. Plaintiffs purport to bring these claims on behalf of a class of our investors who purchased our stock between July 31, 2018 and October 24, 2018.

Plaintiffs allege generally that, during the putative class period, we made misleading statements and omitted material information regarding our efforts to transition our Canadian inventory of products from Single-Pay loans to Open-End loans. Plaintiffs assert that we and the individual defendants made these misstatements and omissions to keep our stock price high. Plaintiffs seek unspecified damages and other relief.

While we intend to vigorously contest this lawsuit, we cannot determine the final resolution or when it might be resolved. In addition to the expenses incurred in defending this litigation and any damages that may be awarded in the event of an adverse ruling, our management’s efforts and attention may be diverted from the ordinary business operations to address these claims. Regardless of the outcome, this litigation may have a material adverse impact on our results because of defense costs, including costs related to our indemnification obligations, diversion of resources and other factors.

Reimbursement Offer; Possible Changes in Payment Practices

During 2017, it was determined that a limited universe of borrowers may have incurred bank overdraft or non-sufficient funds fees because of possible confusion about certain electronic payments we initiated on their loans. As a result, we decided to reimburse such fees through payments or credits against outstanding loan balances, subject to per-customer dollar limitations, upon receipt of (i) claims from potentially affected borrowers stating that they were in fact confused by our practices and (ii) bank statements from such borrowers showing that fees for which reimbursement is sought were incurred at a time that such borrowers might reasonably have been confused about our practices. As of September 30, 2018, net of payments made, we no longer had a liability for this matter.

In June 2018, we discontinued the use of secondary payment cards for affected borrowers referenced above who did not explicitly reauthorize the use of secondary payment cards. For those borrowers, in the event we cannot obtain payment through the bank account or payment card listed on the borrower’s application, we will need to rely exclusively on other collection methods such as delinquency notices and/or collection calls. Our discontinuance of using secondary cards for affected borrowers will increase collections costs and reduce collections effectiveness.

City of Austin

We were cited in July 2016 by the City of Austin, Texas for alleged violations of the Austin ordinance addressing products offered by CSOs. The Austin ordinance regulates aspects of products offered under our CAB programs, including loan sizes and repayment terms. We believe that: (i) the Austin ordinance (like its counterparts elsewhere in the state) conflicts with Texas state law and (ii) our product in any event complies with the ordinance, when the ordinance is properly construed. The Austin Municipal Court agreed with our position that the ordinance conflicts with Texas law and, accordingly, did not address our second argument. In September 2017, the Travis County Court reversed the Municipal Court’s decision and remanded the case for further proceedings. To date, a hearing and trial on the merits has not been scheduled. We do not anticipate having a final determination of the lawfulness of our CAB program under the Austin ordinance (and similar ordinances in other Texas cities) in the near future. A final adverse decision could potentially result in material monetary liability in Austin and elsewhere in Texas, and would force us to restructure the loans we originate in Austin and elsewhere in Texas.

Other Legal Matters

We are a defendant in certain routine litigation matters encountered in the ordinary course of our business. Certain of these matters may be covered to an extent by our insurance. In the opinion of management, based upon the advice of legal counsel, the likelihood is remote that the impact of any of these pending routine litigation matters, either individually or in the aggregate, would have a material adverse effect on our consolidated financial condition, results of operations or cash flows.